UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-Q relates solely to the Registrant’s: Prudential QMA Emerging Markets Equity Fund and Prudential QMA International Developed Markets Index Fund.)

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2019

Date of reporting period:	1/31/2019

Item 1. Schedule of Investments

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 99.7%
Common Stocks 94.8%
Brazil 5.6%
Atacadao Distribuicao Comercio e Industria Ltda	2,200	$ 12,058
B3 SA-Brasil Bolsa Balcao	7,300	62,988
Banco Bradesco SA	5,511	60,834
Banco do Brasil SA	20,800	295,758
Banco Santander Brasil SA, UTS	17,000	224,059
Centrais Eletricas Brasileiras SA*	1,200	12,305
Engie Brasil Energia SA	10,925	125,359
Hypera SA	14,200	124,005
Lojas Renner SA	4,100	51,149
Magazine Luiza SA	4,500	220,941
Petrobras Distribuidora SA	2,000	14,614
Petroleo Brasileiro SA	16,600	134,495
Porto Seguro SA	14,200	218,342
Vale SA	5,632	70,261
		1,627,168
Chile 1.3%
Cencosud SA	82,442	166,568
Colbun SA	833,632	189,404
Enel Americas SA	158,155	32,316
		388,288
China 30.2%
Agricultural Bank of China Ltd. (Class H Stock)	156,000	73,661
Alibaba Group Holding Ltd., ADR*(a)	6,400	1,078,336
Angang Steel Co. Ltd. (Class H Stock)	128,000	96,501
Anhui Conch Cement Co. Ltd. (Class H Stock)	40,500	220,872
ANTA Sports Products Ltd.	14,000	72,932
Autohome, Inc., ADR*(a)	2,300	166,474
Baidu, Inc., ADR*	500	86,315
Bank of China Ltd. (Class H Stock)	442,000	204,684
Bank of Communications Co. Ltd. (Class H Stock)	51,000	43,372
Beijing Enterprises Holdings Ltd.	9,500	53,942
Beijing Enterprises Water Group Ltd.	30,000	17,389
CGN Power Co. Ltd. (Class H Stock), 144A	59,000	15,449
China Communications Services Corp. Ltd. (Class H Stock)	244,000	229,111
China Conch Venture Holdings Ltd.	9,000	30,109
China Construction Bank Corp. (Class H Stock)	552,000	497,446
China Everbright Ltd.	98,000	184,785
China Huarong Asset Management Co. Ltd. (Class H Stock), 144A	55,000	11,189

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
China Medical System Holdings Ltd.	96,000	$ 99,882
China Merchants Bank Co. Ltd. (Class H Stock)	21,000	92,588
China Mobile Ltd.	50,500	531,298
China National Building Material Co. Ltd. (Class H Stock)	22,000	17,680
China Petroleum & Chemical Corp. (Class H Stock)	350,000	295,177
China Railway Construction Corp. Ltd. (Class H Stock)	66,500	92,676
China Railway Group Ltd. (Class H Stock)	210,000	196,902
China Resources Cement Holdings Ltd.	14,000	14,275
China Resources Land Ltd.	55,000	215,598
China Resources Pharmaceutical Group Ltd., 144A	10,500	14,969
China Resources Power Holdings Co. Ltd.	10,000	20,079
China Shenhua Energy Co. Ltd. (Class H Stock)	18,500	46,922
China Unicom Hong Kong Ltd.	148,000	169,854
CITIC Ltd.	58,000	88,099
CNOOC Ltd.	198,000	333,068
COSCO SHIPPING Ports Ltd.	36,000	37,554
Country Garden Holdings Co. Ltd.	87,000	124,130
Far East Horizon Ltd.	66,000	68,470
Fosun International Ltd.	25,500	38,250
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	16,000	17,403
Hengan International Group Co. Ltd.	4,000	31,501
Industrial & Commercial Bank of China Ltd. (Class H Stock)	373,000	289,445
Lenovo Group Ltd.	40,000	29,160
Logan Property Holdings Co. Ltd.	8,000	10,927
Longfor Group Holdings Ltd.	8,000	24,934
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	32,000	312,468
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	308,000	173,550
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	4,900	10,472
Shenzhou International Group Holdings Ltd.	1,400	16,606
Shimao Property Holdings Ltd.	75,500	215,420
Shui On Land Ltd.	334,000	82,999
Sihuan Pharmaceutical Holdings Group Ltd.	139,000	29,364
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	316,000	150,085
Sinopharm Group Co. Ltd. (Class H Stock)	17,600	78,854
Sinotruk Hong Kong Ltd.	82,000	152,259
Tencent Holdings Ltd.	29,300	1,304,371
Tingyi Cayman Islands Holding Corp.	10,000	13,981
Vipshop Holdings Ltd., ADR*	2,400	18,456
Weichai Power Co. Ltd. (Class H Stock)	170,000	229,045
		8,771,338
Colombia 0.7%
Bancolombia SA	1,330	14,461

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Colombia (cont’d.)
Ecopetrol SA	198,678	$ 188,120
Interconexion Electrica SA ESP	2,426	10,876
		213,457
Czech Republic 0.7%
Komercni banka A/S	4,661	187,859
Greece 0.8%
Hellenic Telecommunications Organization SA	1,346	16,838
JUMBO SA	10,069	164,586
Motor Oil Hellas Corinth Refineries SA	2,465	61,365
		242,789
Hong Kong 0.1%
Sino Biopharmaceutical Ltd.	36,000	30,619
Hungary 0.2%
OTP Bank Nyrt	1,236	50,938
India 8.3%
Ashok Leyland Ltd.	6,825	7,841
Bajaj Auto Ltd.	4,629	166,891
Bosch Ltd.	675	179,493
Container Corp. Of India Ltd.	5,941	54,876
GAIL India Ltd.	4,516	21,160
HCL Technologies Ltd.	14,688	208,155
Hindalco Industries Ltd.	59,451	175,410
Hindustan Unilever Ltd.	3,394	84,361
Housing Development Finance Corp. Ltd.	2,889	78,355
Infosys Ltd., ADR	19,400	209,520
JSW Steel Ltd.	22,191	86,037
Larsen & Toubro Ltd.	2,953	54,756
Nestle India Ltd.	464	75,119
NTPC Ltd.	32,185	63,318
Power Grid Corp. of India Ltd.	50,044	132,875
Reliance Industries Ltd., GDR, 144A	2,867	98,762
Tata Consultancy Services Ltd.	4,896	139,048
Tata Steel Ltd.	20,527	138,266
Tech Mahindra Ltd.	7,449	76,881
Wipro Ltd.	24,970	129,946
Zee Entertainment Enterprises Ltd.	40,941	219,646
		2,400,716

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Indonesia 3.3%
Astra International Tbk PT	423,300	$ 256,710
Bank Central Asia Tbk PT	53,200	107,522
Bank Rakyat Indonesia Persero Tbk PT	544,500	150,604
Bukit Asam Tbk PT	49,000	15,207
Gudang Garam Tbk PT	34,100	204,494
Indah Kiat Pulp & Paper Corp. Tbk PT	215,200	200,664
Surya Citra Media Tbk PT	40,000	5,417
		940,618
Luxembourg 0.0%
Reinet Investments SCA	803	12,151
Malaysia 1.3%
DiGi.Com Bhd	17,500	19,937
Malaysia Airports Holdings Bhd	70,000	137,322
Petronas Chemicals Group Bhd	13,300	27,443
PPB Group Bhd	28,900	128,441
Tenaga Nasional Bhd	17,300	54,463
		367,606
Mexico 2.2%
America Movil SAB de CV (Class L Stock)	202,000	162,574
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Class B Stock)	40,600	60,553
El Puerto de Liverpool SAB de CV (Class C1 Stock)	17,400	113,997
Gruma SAB de CV (Class B Stock)	17,065	208,459
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	2,000	17,997
Megacable Holdings SAB de CV, UTS	10,100	45,429
Promotora y Operadora de Infraestructura SAB de CV	1,245	12,670
		621,679
Pakistan 0.6%
Oil & Gas Development Co. Ltd.	153,700	167,448
Peru 0.3%
Credicorp Ltd.	400	97,112
Philippines 0.9%
Jollibee Foods Corp.	5,850	35,483
SM Prime Holdings, Inc.	316,000	231,129
		266,612

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Poland 0.9%
Cyfrowy Polsat SA*	1,398	$ 8,924
Jastrzebska Spolka Weglowa SA*	8,312	152,693
Powszechna Kasa Oszczednosci Bank Polski SA	4,848	51,492
Powszechny Zaklad Ubezpieczen SA	4,762	57,159
		270,268
Qatar 0.6%
Industries Qatar QSC	1,000	39,462
Qatar National Bank QPSC	2,489	135,274
		174,736
Russia 4.2%
Alrosa PJSC	14,300	21,525
Gazprom PJSC	89,470	222,572
Inter RAO UES PJSC	171,000	10,069
LUKOIL PJSC	3,857	311,762
Magnit PJSC, GDR	2,160	34,431
Magnitogorsk Iron & Steel Works PJSC	12,400	8,316
Novatek PJSC, GDR	32	5,884
Novolipetsk Steel PJSC	6,090	14,251
Rosneft Oil Co. PJSC	14,720	93,077
Sberbank of Russia PJSC, ADR	22,221	301,650
Tatneft PJSC	11,470	142,371
X5 Retail Group NV, GDR	1,728	45,348
		1,211,256
South Africa 5.7%
Absa Group Ltd.	2,473	34,549
Anglo American Platinum Ltd.	3,019	145,393
Aspen Pharmacare Holdings Ltd.	14,077	154,402
Exxaro Resources Ltd.	11,669	135,694
FirstRand Ltd.	38,149	200,243
Investec Ltd.	19,228	126,516
Kumba Iron Ore Ltd.	8,314	213,556
Naspers Ltd. (Class N Stock)	1,662	381,533
Nedbank Group Ltd.	2,430	52,484
Netcare Ltd.	6,499	12,149
Old Mutual Ltd.	27,166	48,048
SPAR Group Ltd. (The)	6,788	102,378
Vodacom Group Ltd.	3,483	31,750
		1,638,695

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea 13.8%
Cheil Worldwide, Inc.	8,368	$ 176,558
Daelim Industrial Co. Ltd.*	1,011	97,035
Fila Korea Ltd.*	270	11,620
Hana Financial Group, Inc.	6,533	234,376
HLB, Inc.*	172	11,657
Hotel Shilla Co. Ltd.	181	12,503
Industrial Bank of Korea	14,717	188,527
Kangwon Land, Inc.*	3,126	95,484
KB Financial Group, Inc.	6,229	268,485
Kia Motors Corp.	4,641	151,238
KT&G Corp.*	2,666	236,732
LG Uplus Corp.	8,571	116,387
Lotte Shopping Co. Ltd.*	66	11,638
NCSoft Corp.*	227	95,502
Orange Life Insurance Ltd., 144A	2,959	79,615
POSCO	483	118,662
Samsung C&T Corp.	1,256	135,762
Samsung Electro-Mechanics Co. Ltd.(a)	1,290	126,228
Samsung Electronics Co. Ltd.	22,507	936,429
Shinhan Financial Group Co. Ltd.	2,883	111,643
SK Hynix, Inc.	5,964	397,776
SK Telecom Co. Ltd.	850	196,514
Woori Bank	14,516	195,482
		4,005,853
Taiwan 9.5%
AU Optronics Corp.	167,000	64,669
Cathay Financial Holding Co. Ltd.	60,000	85,973
China Life Insurance Co. Ltd.	56,000	50,899
Delta Electronics, Inc.	12,000	59,795
Feng TAY Enterprise Co. Ltd.	29,000	184,300
Fubon Financial Holding Co. Ltd.	37,000	54,079
Globalwafers Co. Ltd.	9,000	87,878
Inventec Corp.	14,000	10,874
Lite-On Technology Corp.	12,000	17,775
Nien Made Enterprise Co. Ltd.	14,000	120,093
Novatek Microelectronics Corp.	3,000	15,588
President Chain Store Corp.	3,000	31,700
Realtek Semiconductor Corp.	16,000	86,878
Taiwan High Speed Rail Corp.	40,000	40,648
Taiwan Semiconductor Manufacturing Co. Ltd.	109,000	796,881
Uni-President Enterprises Corp.	109,000	256,353
Walsin Technology Corp.	32,000	184,643
Yageo Corp.	17,188	185,867

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Taiwan (cont’d.)
Yuanta Financial Holding Co. Ltd.	447,000	$ 249,072
Zhen Ding Technology Holding Ltd.	68,000	177,385
		2,761,350
Thailand 1.4%
Bangkok Dusit Medical Services PCL (Class F Stock)	167,900	127,123
Bumrungrad Hospital PCL	8,500	50,685
Electricity Generating PCL	4,200	35,224
Indorama Ventures PCL	114,823	176,901
PTT Global Chemical PCL	11,800	25,772
		415,705
Turkey 1.4%
Akbank TAS	34,846	47,779
BIM Birlesik Magazalar A/S	1,166	20,350
Coca-Cola Icecek AS	13,219	84,482
Eregli Demir ve Celik Fabrikalari TAS	6,774	11,145
Ford Otomotiv Sanayi A/S	12,821	149,101
Haci Omer Sabanci Holding A/S	19,965	36,225
Tupras Turkiye Petrol Rafinerileri A/S	715	19,259
Turkcell Iletisim Hizmetleri AS	6,332	17,785
Turkiye Garanti Bankasi A/S	12,859	22,549
		408,675
United Arab Emirates 0.7%
First Abu Dhabi Bank PJSC	50,908	204,693
United States 0.1%
JBS SA	5,300	21,928
Total Common Stocks (cost $24,481,578)		27,499,557
Exchange Traded Fund 1.4%
United States
iShares MSCI Emerging Markets ETF (cost $350,475)	9,049	390,012

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks 3.5%
Brazil 2.9%
Banco Bradesco SA (PRFC)	25,000	$ 310,238
Cia Brasileira de Distribuicao (PRFC)	900	24,005
Itau Unibanco Holding SA (PRFC)	26,900	286,023
Itausa-Investimentos Itau SA (PRFC)	20,080	74,326
Petroleo Brasileiro SA (PRFC)	20,300	142,376
Telefonica Brasil SA (PRFC)	1,500	20,025
		856,993
South Korea 0.6%
LG Chem Ltd. (PRFC)	43	7,834
Samsung Electronics Co. Ltd. (PRFC)	4,800	161,896
		169,730
Total Preferred Stocks (cost $858,784)		1,026,723

Total Long-Term Investments (cost $25,690,837)		28,916,292

Short-Term Investment 4.4%
Affiliated Mutual Fund
PGIM Institutional Money Market Fund (cost $1,281,027; includes $1,278,385 of cash collateral for securities on loan)(b)(w)	1,281,034	1,281,291

TOTAL INVESTMENTS 104.1% (cost $26,971,864)		30,197,583
Liabilities in excess of other assets (4.1)%		(1,190,837)

Net Assets 100.0%		$ 29,006,746

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,259,627; cash collateral of $1,278,385 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Brazil	$1,627,168	$ —	$—
Chile	388,288	—	—
China	1,349,581	7,421,757	—
Colombia	213,457	—	—
Czech Republic	—	187,859	—
Greece	—	242,789	—
Hong Kong	—	30,619	—
Hungary	—	50,938	—
India	209,520	2,191,196	—
Indonesia	—	940,618	—
Luxembourg	—	12,151	—
Malaysia	—	367,606	—
Mexico	621,679	—	—
Pakistan	—	167,448	—
Peru	97,112	—	—
Philippines	—	266,612	—
Poland	—	270,268	—
Qatar	—	174,736	—
Russia	346,998	864,258	—
South Africa	—	1,638,695	—
South Korea	—	4,005,853	—
Taiwan	—	2,761,350	—
Thailand	—	415,705	—
Turkey	—	408,675	—
United Arab Emirates	—	204,693	—
United States	21,928	—	—
Exchange Traded Fund
United States	390,012	—	—
Preferred Stocks
Brazil	856,993	—	—
South Korea	—	169,730	—

Affiliated Mutual Fund	1,281,291	—	—
Total	$7,404,027	$22,793,556	$—
Industry Classification:
The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2019 were as follows:

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Industry Classification (continued):
Banks	18.0%
Oil, Gas & Consumable Fuels	8.4
Interactive Media & Services	5.4
Semiconductors & Semiconductor Equipment	4.9
Affiliated Mutual Fund (4.4% represents investments purchased with collateral from securities on loan)	4.4
Metals & Mining	4.2
Technology Hardware, Storage & Peripherals	4.0
Internet & Direct Marketing Retail	3.8
Wireless Telecommunication Services	3.3
Insurance	3.1
Real Estate Management & Development	3.0
Media	2.8
Electronic Equipment, Instruments & Components	2.6
IT Services	2.6
Automobiles	2.6
Food Products	2.4
Capital Markets	2.1
Diversified Telecommunication Services	1.8
Food & Staples Retailing	1.6
Pharmaceuticals	1.5
Independent Power & Renewable Electricity Producers	1.5
Construction & Engineering	1.5
Tobacco	1.5
Machinery	1.4
Multiline Retail	1.4
Exchange Traded Fund	1.4
Chemicals	1.3%
Diversified Financial Services	1.2
Industrial Conglomerates	1.0
Textiles, Apparel & Luxury Goods	1.0
Health Care Providers & Services	1.0
Construction Materials	0.9
Electric Utilities	0.8
Transportation Infrastructure	0.8
Specialty Retail	0.8
Paper & Forest Products	0.7
Auto Components	0.6
Hotels, Restaurants & Leisure	0.4
Household Durables	0.4
Entertainment	0.3
Beverages	0.3
Household Products	0.3
Thrifts & Mortgage Finance	0.3
Gas Utilities	0.3
Road & Rail	0.2
Personal Products	0.1
Water Utilities	0.1
Leisure Products	0.1
104.1
Liabilities in excess of other assets	(4.1)
100.0%

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 95.4%
Common Stocks 93.0%
Australia 6.9%
Adelaide Brighton Ltd.	1,140	$ 3,702
AGL Energy Ltd.	1,827	28,433
ALS Ltd.	1,304	6,863
Alumina Ltd.	7,414	13,088
Amcor Ltd.	3,263	32,410
AMP Ltd.	8,001	13,147
Ansell Ltd.	426	7,251
APA Group	3,245	21,618
Aristocrat Leisure Ltd.	1,790	32,035
ASX Ltd.	540	25,041
Atlas Arteria Ltd.	1,802	8,709
Aurizon Holdings Ltd.	5,235	16,736
AusNet Services	4,484	5,371
Australia & New Zealand Banking Group Ltd.	7,391	134,359
Bank of Queensland Ltd.	1,028	7,599
Bendigo & Adelaide Bank Ltd.	1,410	11,059
BHP Group Ltd.	8,501	215,557
BHP Group PLC	5,501	122,735
BlueScope Steel Ltd.	1,316	11,942
Boral Ltd.	3,203	11,548
Brambles Ltd.	4,466	34,618
Caltex Australia Ltd.	731	14,252
Challenger Ltd.	1,601	8,418
CIMIC Group Ltd.	279	9,080
Coca-Cola Amatil Ltd.	1,458	8,910
Cochlear Ltd.	153	21,481
Coles Group Ltd.*	3,126	28,164
Commonwealth Bank of Australia	4,634	235,641
Computershare Ltd.	1,315	16,968
Crown Resorts Ltd.	1,096	9,517
CSL Ltd.	1,191	168,927
Dexus, REIT	2,854	23,839
Domino’s Pizza Enterprises Ltd.	157	5,179
Downer EDI Ltd.	1,578	8,194
Evolution Mining Ltd.	2,789	8,183
Flight Centre Travel Group Ltd.	142	4,432
Fortescue Metals Group Ltd.	4,466	18,370
Goodman Group, REIT	4,918	41,715
GPT Group (The), REIT	4,918	20,729
Harvey Norman Holdings Ltd.	1,363	3,338
Healthscope Ltd.	5,208	8,907
Iluka Resources Ltd.	1,089	6,854
Incitec Pivot Ltd.	4,968	11,917

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Australia (cont’d.)
Insurance Australia Group Ltd.*	6,637	$ 34,167
LendLease Group	1,631	14,489
Macquarie Group Ltd.	882	74,667
Magellan Financial Group Ltd.	344	7,136
Medibank Private Ltd.	7,734	14,702
Mirvac Group	10,637	18,539
National Australia Bank Ltd.	7,435	128,903
Newcrest Mining Ltd.	2,158	38,621
Oil Search Ltd.	2,492	14,147
Orica Ltd.	1,102	13,726
Origin Energy Ltd.*	5,025	26,136
Orora Ltd.	3,207	7,356
OZ Minerals Ltd.	841	5,968
Platinum Asset Management Ltd.	508	1,665
Qantas Airways Ltd.	1,932	7,629
QBE Insurance Group Ltd.	3,818	30,104
Ramsay Health Care Ltd.	371	15,305
REA Group Ltd.	137	7,548
Rio Tinto Ltd.	983	61,925
Rio Tinto PLC	2,987	164,574
Santos Ltd.	4,909	23,095
Scentre Group, REIT	14,178	40,931
SEEK Ltd.	1,017	12,519
Sonic Healthcare Ltd.	1,196	20,043
South32 Ltd.	14,615	37,552
Star Entertainment Group Ltd. (The)	2,179	7,036
Stockland, REIT	6,926	19,057
Suncorp Group Ltd.	3,618	34,098
Sydney Airport	3,210	15,300
Tabcorp Holdings Ltd.	5,258	17,774
Telstra Corp. Ltd.	11,515	26,013
TPG Telecom Ltd.	1,090	5,529
Transurban Group	7,422	65,719
Treasury Wine Estates Ltd.	1,967	22,101
Vicinity Centres, REIT	8,827	16,771
Vocus Group Ltd.*	1,928	4,701
Wesfarmers Ltd.	3,175	74,341
Westpac Banking Corp.	9,030	161,081
Whitehaven Coal Ltd.	1,624	5,851
Woodside Petroleum Ltd.	2,603	65,111
Woolworths Group Ltd.	3,655	78,078
WorleyParsons Ltd.	903	9,100
		2,895,944

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Austria 0.2%
ams AG*	240	$ 6,469
ANDRITZ AG	198	9,782
Erste Group Bank AG	805	28,027
OMV AG	397	19,710
Raiffeisen Bank International AG	391	10,339
Telekom Austria AG*	312	2,383
Verbund AG	85	4,331
Vienna Insurance Group AG Wiener Versicherung Gruppe	98	2,379
voestalpine AG	337	10,788
		94,208
Belgium 0.9%
Ackermans & van Haaren NV	67	10,723
Ageas	544	25,204
Anheuser-Busch InBev SA/NV	2,129	162,892
bpost SA	267	2,456
Colruyt SA	152	10,898
Groupe Bruxelles Lambert SA	199	18,765
KBC Group NV	777	52,850
Proximus SADP	420	11,274
Sofina SA	44	8,730
Solvay SA	188	20,507
Telenet Group Holding NV	130	6,019
UCB SA	332	28,802
Umicore SA	566	23,941
		383,061
Chile 0.0%
Antofagasta PLC	1,053	12,029
China 0.3%
AAC Technologies Holdings, Inc.	2,200	13,781
BOC Hong Kong Holdings Ltd.	9,900	38,110
China Mengniu Dairy Co. Ltd.*	7,600	23,677
FIH Mobile Ltd.*	6,000	653
Guotai Junan International Holdings Ltd.	6,000	1,051
Kerry Logistics Network Ltd.	1,600	2,514
Minth Group Ltd.	1,300	4,567
Semiconductor Manufacturing International Corp.*	8,600	8,164
Shui On Land Ltd.	8,000	1,988
Tingyi Cayman Islands Holding Corp.	6,400	8,948
Uni-President China Holdings Ltd.	2,600	2,315

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
Want Want China Holdings Ltd.	15,000	$ 12,140
Xinyi Solar Holdings Ltd.	8,000	3,380
		121,288
Denmark 1.5%
Ambu A/S (Class B Stock)	433	11,499
AP Moller - Maersk A/S (Class A Stock)	12	14,983
AP Moller - Maersk A/S (Class B Stock)	18	23,949
Carlsberg A/S (Class B Stock)	303	34,716
Chr Hansen Holding A/S	278	26,322
Coloplast A/S (Class B Stock)	368	33,644
Danske Bank A/S	1,893	35,000
DSV A/S	506	40,381
Genmab A/S*	155	22,586
GN Store Nord A/S	374	16,108
H. Lundbeck A/S	170	7,463
ISS A/S	527	14,934
Jyske Bank A/S	196	7,351
Novo Nordisk A/S (Class B Stock)	4,494	210,274
Novozymes A/S (Class B Stock)	588	24,571
Orsted A/S, 144A	428	30,838
Pandora A/S	284	12,300
Rockwool International A/S (Class B Stock)	17	4,552
Tryg A/S	317	8,092
Vestas Wind Systems A/S	539	44,507
William Demant Holding A/S*	309	9,769
		633,839
Finland 1.2%
Elisa OYJ	392	16,400
Fortum OYJ	1,191	27,036
Huhtamaki OYJ	241	7,922
Kesko OYJ (Class B Stock)	196	11,263
Kone OYJ (Class B Stock)	1,108	53,849
Metso OYJ	279	8,199
Neste OYJ	380	34,790
Nokia OYJ	15,808	99,836
Nokian Renkaat OYJ	397	13,210
Nordea Bank Abp	8,000	72,745
Orion OYJ (Class B Stock)	304	10,743
Sampo OYJ (Class A Stock)	1,367	62,726
Stora Enso OYJ (Class R Stock)	1,639	21,979

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Finland (cont’d.)
UPM-Kymmene OYJ	1,512	$ 43,772
Wartsila OYJ Abp	1,272	20,762
		505,232
France 9.1%
Accor SA	558	24,319
Aeroports de Paris	81	15,528
Air France-KLM*	651	8,239
Air Liquide SA	1,121	136,080
Airbus SE	1,467	168,627
ALD SA, 144A	178	2,586
Alstom SA	420	16,931
Amundi SA, 144A	148	8,518
Arkema SA	202	19,173
Atos SE	259	23,675
AXA SA	5,168	120,031
BioMerieux	124	8,760
BNP Paribas SA	2,920	137,235
Bollore SA	2,803	11,571
Bouygues SA	572	20,286
Bureau Veritas SA	754	16,773
Capgemini SE	431	47,659
Carrefour SA	1,570	31,082
Casino Guichard Perrachon SA	168	8,283
Cie de Saint-Gobain	1,366	47,188
Cie Generale des Etablissements Michelin SCA	418	45,497
Cie Plastic Omnium SA	132	3,626
CNP Assurances	467	10,609
Covivio, REIT	109	11,153
Credit Agricole SA	3,222	36,821
Danone SA	1,596	116,135
Dassault Aviation SA	6	8,957
Dassault Systemes SE	374	47,024
Edenred	658	26,756
Eiffage SA	204	19,148
Electricite de France SA	1,384	22,849
Elis SA	503	8,151
Engie SA	4,567	73,324
EssilorLuxottica SA	775	98,241
Eurazeo SE	135	10,036
Eutelsat Communications SA	508	10,767
Faurecia SA	215	9,406
Gecina SA, REIT	147	21,611
Getlink SE	1,237	18,107

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
France (cont’d.)
Hermes International	79	$ 47,516
ICADE, REIT	81	6,842
Iliad SA	67	7,700
Imerys SA	100	5,283
Ingenico Group SA	184	10,045
Ipsen SA	96	12,097
JCDecaux SA	189	5,610
Kering SA	207	104,058
Klepierre SA, REIT	544	18,691
Lagardere SCA	306	8,012
Legrand SA	755	44,791
L’Oreal SA	643	155,145
LVMH Moet Hennessy Louis Vuitton SE	657	210,766
Natixis SA	2,432	12,474
Orange SA	5,335	82,874
Orpea	129	12,814
Pernod Ricard SA	593	98,543
Peugeot SA	1,524	38,503
Publicis Groupe SA	597	36,513
Remy Cointreau SA	67	7,788
Renault SA	522	37,071
Rexel SA	789	8,995
Rubis SCA	204	12,160
Safran SA	928	121,879
Sanofi	2,868	249,214
Sartorius Stedim Biotech	64	7,062
Schneider Electric SE	1,428	101,663
SCOR SE	440	18,499
SEB SA	75	11,520
Societe BIC SA	76	7,616
Societe Generale SA	2,032	63,220
Sodexo SA	245	25,550
Suez	1,057	13,537
Teleperformance	158	27,230
Thales SA	285	31,593
TOTAL SA	6,612	362,762
Ubisoft Entertainment SA*	230	20,419
Unibail-Rodamco-Westfield, REIT	377	67,864
Valeo SA	664	20,699
Veolia Environnement SA	1,381	29,223
Vinci SA	1,302	114,739
Vivendi SA	2,672	68,057

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
France (cont’d.)
Wendel SA	74	$ 9,028
Worldline SA/France, 144A*	104	5,576
		3,832,003
Germany 7.3%
1&1 Drillisch AG	63	2,623
adidas AG	499	118,801
Allianz SE	1,116	236,692
Aroundtown SA	1,552	13,738
Axel Springer SE	116	7,100
BASF SE	2,422	177,163
Bayer AG	2,523	191,189
Bayerische Motoren Werke AG	895	75,331
Beiersdorf AG	282	28,167
Brenntag AG	418	19,768
Carl Zeiss Meditec AG	107	9,705
CECONOMY AG	516	2,426
Commerzbank AG*	2,862	20,544
Continental AG	303	47,818
Covestro AG, 144A	492	27,204
Daimler AG	2,320	137,496
Delivery Hero SE, 144A*	314	11,598
Deutsche Bank AG	5,273	46,816
Deutsche Boerse AG	531	70,737
Deutsche Lufthansa AG	682	17,232
Deutsche Post AG	2,702	79,744
Deutsche Telekom AG	8,625	140,320
Deutsche Wohnen SE	999	49,235
DWS Group GmbH & Co. KGaA, 144A*	73	1,964
E.ON SE	6,160	68,331
Evonik Industries AG	481	13,166
Fielmann AG	77	5,230
Fraport AG Frankfurt Airport Services Worldwide	93	7,355
Fresenius Medical Care AG & Co. KGaA	596	43,905
Fresenius SE & Co. KGaA	1,129	58,629
FUCHS PETROLUB SE	95	4,174
GEA Group AG	484	13,326
GRENKE AG	66	6,070
Hannover Rueck SE	174	25,108
Hapag-Lloyd AG, 144A	78	1,966
HeidelbergCement AG	410	28,385
Hella GmbH & Co. KGaA	121	5,506
Henkel AG & Co. KGaA	278	25,517
HOCHTIEF AG	46	6,887

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Germany (cont’d.)
HUGO BOSS AG	189	$ 13,559
Infineon Technologies AG	3,211	71,395
Innogy SE, 144A	367	17,388
K+S AG	585	11,396
KION Group AG	211	12,187
Knorr-Bremse AG*	114	11,294
LANXESS AG	254	13,988
LEG Immobilien AG	173	20,324
MAN SE	14	1,447
Merck KGaA	360	37,760
METRO AG	513	8,684
MTU Aero Engines AG	147	31,723
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	415	92,541
OSRAM Licht AG	283	12,068
ProSiebenSat.1 Media SE	627	11,223
Puma SE	24	13,376
Rational AG	8	5,018
Rheinmetall AG	120	12,455
RWE AG	1,505	37,301
SAP SE	2,562	265,159
Scout24 AG, 144A	318	14,943
Siemens AG	2,030	222,933
Siemens Healthineers AG, 144A*	376	14,845
Suedzucker AG	209	3,397
Symrise AG	334	27,740
Talanx AG	124	4,609
Telefonica Deutschland Holding AG	1,782	6,250
thyssenkrupp AG	1,281	22,571
TUI AG	1,145	17,356
Uniper SE	560	16,192
United Internet AG	339	13,452
Volkswagen AG	91	15,859
Vonovia SE	1,455	73,065
Wacker Chemie AG	42	4,442
Wirecard AG	319	53,135
Zalando SE, 144A*	392	11,990
		3,070,031
Hong Kong 3.1%
AIA Group Ltd.	31,800	288,657
ASM Pacific Technology Ltd.	800	8,637
Bank of East Asia Ltd. (The)	3,600	12,117
Brightoil Petroleum Holdings Ltd.*^	7,000	269
Cathay Pacific Airways Ltd.	1,700	2,621

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hong Kong (cont’d.)
Champion REIT	5,000	$ 3,797
Chow Tai Fook Jewellery Group Ltd.	2,600	2,317
CK Asset Holdings Ltd.	7,500	63,050
CK Hutchison Holdings Ltd.	7,400	74,792
CK Infrastructure Holdings Ltd.	1,700	13,751
CLP Holdings Ltd.	4,800	55,646
Dah Sing Banking Group Ltd.	800	1,563
Dairy Farm International Holdings Ltd.	900	8,132
First Pacific Co. Ltd.	7,000	3,038
Haitong International Securities Group Ltd.	7,000	2,461
Hang Lung Group Ltd.	2,800	8,228
Hang Lung Properties Ltd.	6,000	13,116
Hang Seng Bank Ltd.	2,040	46,867
Henderson Land Development Co. Ltd.	3,640	20,711
Hong Kong & China Gas Co. Ltd.	24,762	53,778
Hong Kong Exchanges & Clearing Ltd.	3,440	107,761
Hongkong Land Holdings Ltd.	3,300	23,680
Hopewell Holdings Ltd.	1,800	8,302
Hutchison Port Holdings Trust, UTS	12,000	3,002
Hysan Development Co. Ltd.	2,000	10,402
Jardine Matheson Holdings Ltd.	570	38,101
Jardine Strategic Holdings Ltd.	550	21,096
Johnson Electric Holdings Ltd.	1,000	2,283
Kerry Properties Ltd.	2,400	9,955
Li & Fung Ltd.	16,000	2,722
Lifestyle International Holdings Ltd.	1,400	2,113
Link REIT	5,900	64,793
Melco International Development Ltd.	2,000	4,675
MTR Corp. Ltd.	4,200	23,473
New World Development Co. Ltd.	16,600	26,128
NWS Holdings Ltd.	4,000	9,168
PCCW Ltd.	13,000	7,751
Power Assets Holdings Ltd.	3,600	24,249
Shangri-La Asia Ltd.	2,800	3,651
Sino Land Co. Ltd.	9,600	17,276
Sun Art Retail Group Ltd.	6,500	6,452
Sun Hung Kai Properties Ltd.	3,700	62,105
Swire Pacific Ltd. (Class A Stock)	1,200	14,251
Swire Pacific Ltd. (Class B Stock)	2,900	5,189
Swire Properties Ltd.	2,800	10,900
Techtronic Industries Co. Ltd.	3,500	20,461
VTech Holdings Ltd.	400	3,828
WH Group Ltd., 144A	23,500	20,262
Wharf Holdings Ltd. (The)	3,400	10,282

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hong Kong (cont’d.)
Wharf Real Estate Investment Co. Ltd.	3,700	$ 25,317
Wheelock & Co. Ltd.	2,400	15,386
Xinyi Glass Holdings Ltd.	6,000	7,296
Yue Yuen Industrial Holdings Ltd.	1,800	6,159
		1,302,017
Ireland 0.5%
AIB Group PLC	2,069	9,250
Bank of Ireland Group PLC	2,544	15,236
CRH PLC	2,100	60,515
Glanbia PLC	579	11,056
James Hardie Industries PLC	1,262	14,050
Kerry Group PLC (Class A Stock)	409	41,844
Kingspan Group PLC	424	17,314
Paddy Power Betfair PLC	190	15,568
Smurfit Kappa Group PLC	500	14,459
		199,292
Israel 0.4%
Amot Investments Ltd.	329	1,736
Azrieli Group Ltd.	95	5,056
Bank Hapoalim BM	3,012	20,404
Bank Leumi Le-Israel BM	4,181	27,580
Bezeq The Israeli Telecommunication Corp. Ltd.	6,000	4,805
Delek Group Ltd.	11	1,915
Elbit Systems Ltd.	67	8,286
Israel Chemicals Ltd.	1,812	10,513
Israel Discount Bank Ltd.	2,072	7,312
Mizrahi Tefahot Bank Ltd.	335	6,231
Nice Ltd.*	173	19,057
Teva Pharmaceutical Industries Ltd.*	2,532	50,708
		163,603
Italy 2.0%
A2A SpA	4,682	8,533
Assicurazioni Generali SpA	3,621	63,514
Atlantia SpA	1,463	34,623
Banca Mediolanum SpA	665	4,058
Banco BPM SpA*	4,203	8,160
Buzzi Unicem SpA	227	4,341
Buzzi Unicem SpA, RSP	87	1,061
Davide Campari-Milano SpA	1,580	14,209

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Italy (cont’d.)
DiaSorin SpA	56	$ 5,140
Enel SpA	21,801	132,246
Eni SpA	7,015	118,948
Ferrari NV	355	44,319
FinecoBank Banca Fineco SpA	1,116	12,130
Intesa Sanpaolo SpA	41,878	95,889
Italgas SpA	1,322	8,007
Leonardo SpA	1,076	10,446
Mediaset SpA*	839	2,760
Mediobanca Banca di Credito Finanziario SpA	1,723	15,027
Moncler SpA	469	17,687
Pirelli & C SpA, 144A*	1,165	7,626
Poste Italiane SpA, 144A	1,228	10,575
PRADA SpA	1,600	5,313
Prysmian SpA	756	16,249
Recordati SpA	292	10,586
Saipem SpA*	1,654	7,877
Salvatore Ferragamo SpA	124	2,482
Snam SpA	6,333	30,282
Telecom Italia SpA*	31,460	17,531
Telecom Italia SpA, RSP	15,694	7,684
Terna Rete Elettrica Nazionale SpA	3,955	24,465
UniCredit SpA	6,210	71,939
Unione di Banche Italiane SpA	2,935	7,537
UnipolSai Assicurazioni SpA	1,961	4,899
		826,143
Japan 22.8%
77 Bank Ltd. (The)	200	3,508
ABC-Mart, Inc.	70	4,009
Acom Co. Ltd.	1,300	4,552
Advantest Corp.	580	13,225
Aeon Co. Ltd.	1,980	40,270
AEON Financial Service Co. Ltd.	310	5,994
Aeon Mall Co. Ltd.	330	5,480
AGC, Inc.	520	17,620
Ain Holdings, Inc.	60	4,402
Air Water, Inc.	480	8,013
Aisin Seiki Co. Ltd.	500	19,685
Ajinomoto Co., Inc.	1,370	23,742
Alfresa Holdings Corp.	550	15,165
Alps Alpine Co. Ltd.	600	12,631
Amada Holdings Co. Ltd.	1,000	10,033
ANA Holdings, Inc.	380	13,999

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Aozora Bank Ltd.	320	$ 9,833
Asahi Group Holdings Ltd.	1,090	45,500
Asahi Intecc Co. Ltd.	300	13,027
Asahi Kasei Corp.	3,500	38,355
Asics Corp.	500	7,212
Astellas Pharma, Inc.	5,480	81,375
Azbil Corp.	300	6,309
Bandai Namco Holdings, Inc.	590	26,026
Bank of Kyoto Ltd. (The)	240	10,204
Benesse Holdings, Inc.	180	4,692
Bridgestone Corp.	1,720	66,205
Brother Industries Ltd.	700	11,800
Calbee, Inc.	170	5,464
Canon Marketing Japan, Inc.	160	3,098
Canon, Inc.	2,700	77,285
Casio Computer Co. Ltd.	600	7,965
Central Japan Railway Co.	474	102,225
Chiba Bank Ltd. (The)	2,000	12,147
Chiyoda Corp.	400	1,215
Chubu Electric Power Co., Inc.	2,000	31,549
Chugai Pharmaceutical Co. Ltd.	580	34,230
Chugoku Bank Ltd. (The)	450	4,134
Chugoku Electric Power Co., Inc. (The)	780	10,647
Citizen Watch Co. Ltd.	780	4,153
Coca-Cola Bottlers Japan Holdings, Inc.	440	13,563
COMSYS Holdings Corp.	300	7,811
Concordia Financial Group Ltd.	3,300	13,577
Credit Saison Co. Ltd.	450	5,917
CyberAgent, Inc.	230	7,392
Dai Nippon Printing Co. Ltd.	850	19,699
Daicel Corp.	880	9,205
Daifuku Co. Ltd.	300	15,045
Dai-ichi Life Holdings, Inc.	3,100	50,007
Daiichi Sankyo Co. Ltd.	1,770	61,328
Daikin Industries Ltd.	670	72,551
Daito Trust Construction Co. Ltd.	156	21,703
Daiwa House Industry Co. Ltd.	1,870	60,579
Daiwa Securities Group, Inc.	4,400	21,880
DeNA Co. Ltd.	310	5,467
Denka Co. Ltd.	200	6,413
Denso Corp.	1,280	58,655
Dentsu, Inc.	580	27,520
DIC Corp.	200	6,398
Disco Corp.	80	11,829

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
East Japan Railway Co.	990	$ 91,680
Ebara Corp.	300	8,259
Eisai Co. Ltd.	744	57,667
Electric Power Development Co. Ltd.	500	12,475
Ezaki Glico Co. Ltd.	160	7,987
FamilyMart UNY Holdings Co. Ltd.	150	17,519
FANUC Corp.	543	92,906
Fast Retailing Co. Ltd.	110	50,450
FP Corp.	50	2,834
Fuji Electric Co. Ltd.	400	12,333
FUJIFILM Holdings Corp.	1,070	45,861
Fujitsu Ltd.	550	36,829
Fukuoka Financial Group, Inc.	460	10,163
Furukawa Electric Co. Ltd.	200	5,979
GungHo Online Entertainment, Inc.	1,200	2,835
Gunma Bank Ltd. (The)	1,300	5,727
Hachijuni Bank Ltd. (The)	1,290	5,709
Hakuhodo DY Holdings, Inc.	700	10,769
Hamamatsu Photonics KK	330	11,809
Hankyu Hanshin Holdings, Inc.	670	23,892
Haseko Corp.	770	8,542
Hikari Tsushin, Inc.	20	3,198
Hino Motors Ltd.	800	8,016
Hirose Electric Co. Ltd.	51	5,451
Hiroshima Bank Ltd. (The)	900	5,205
Hisamitsu Pharmaceutical Co., Inc.	210	10,722
Hitachi Capital Corp.	130	2,953
Hitachi Chemical Co. Ltd.	290	4,771
Hitachi Construction Machinery Co. Ltd.	320	8,100
Hitachi High-Technologies Corp.	200	7,189
Hitachi Ltd.	2,580	81,087
Hitachi Metals Ltd.	600	6,719
Hokuriku Electric Power Co.*	500	4,389
Honda Motor Co. Ltd.	4,700	140,386
Hoshizaki Corp.	170	12,065
House Foods Group, Inc.	200	6,942
Hoya Corp.	970	56,303
Hulic Co. Ltd.	1,060	9,767
Ibiden Co. Ltd.	360	5,236
Idemitsu Kosan Co. Ltd.	410	14,432
IHI Corp.	430	13,588
Iida Group Holdings Co. Ltd.	430	7,821
Inpex Corp.	2,600	24,991
Isetan Mitsukoshi Holdings Ltd.	1,000	10,281

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Isuzu Motors Ltd.	1,400	$ 20,817
Ito En Ltd.	100	4,452
ITOCHU Corp.	4,000	73,270
Itochu Techno-Solutions Corp.	280	5,825
Itoham Yonekyu Holdings, Inc.	400	2,540
Iyo Bank Ltd. (The)	870	4,800
Izumi Co. Ltd.	130	6,537
J Front Retailing Co. Ltd.	700	8,022
Japan Airlines Co. Ltd.	300	10,922
Japan Airport Terminal Co. Ltd.	150	5,736
Japan Exchange Group, Inc.	1,500	26,347
Japan Post Bank Co. Ltd.	1,200	13,953
Japan Post Holdings Co. Ltd.	3,700	45,438
Japan Post Insurance Co. Ltd.	200	4,555
Japan Tobacco, Inc.	3,350	84,668
JFE Holdings, Inc.	1,480	26,079
JGC Corp.	580	8,844
JSR Corp.	600	9,676
JTEKT Corp.	700	9,044
JXTG Holdings, Inc.	8,810	48,025
Kajima Corp.	1,300	18,453
Kakaku.com, Inc.	350	6,128
Kaken Pharmaceutical Co. Ltd.	100	4,718
Kamigumi Co. Ltd.	280	6,200
Kaneka Corp.	40	1,562
Kansai Electric Power Co., Inc. (The)	2,070	31,390
Kansai Paint Co. Ltd.	580	10,154
Kao Corp.	1,260	88,889
Kawasaki Heavy Industries Ltd.	490	12,309
KDDI Corp.	4,800	121,189
Keihan Holdings Co. Ltd.	310	12,774
Keikyu Corp.	700	11,901
Keio Corp.	330	18,944
Keisei Electric Railway Co. Ltd.	450	14,258
Kewpie Corp.	300	6,813
Keyence Corp.	203	104,560
Kikkoman Corp.	510	27,046
Kintetsu Group Holdings Co. Ltd.	510	22,209
Kirin Holdings Co. Ltd.	2,240	53,266
Kobayashi Pharmaceutical Co. Ltd.	190	12,066
Kobe Steel Ltd.	900	7,200
Koito Manufacturing Co. Ltd.	280	16,841
Komatsu Ltd.	2,610	66,832
Konami Holdings Corp.	320	14,721

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Konica Minolta, Inc.	1,400	$ 14,071
Kose Corp.	60	8,820
Kubota Corp.	3,100	48,895
Kuraray Co. Ltd.	1,000	15,354
Kurita Water Industries Ltd.	360	9,146
Kyocera Corp.	770	43,263
Kyowa Exeo Corp.	130	3,193
Kyowa Hakko Kirin Co. Ltd.	720	13,826
Kyushu Electric Power Co., Inc.	1,300	16,067
Kyushu Railway Co.	500	17,055
Lawson, Inc.	130	8,036
LINE Corp.*	180	6,371
Lion Corp.	740	15,416
LIXIL Group Corp.	720	10,544
M3, Inc.	1,120	16,145
Mabuchi Motor Co. Ltd.	160	5,600
Makita Corp.	750	26,594
Marubeni Corp.	4,500	35,005
Marui Group Co. Ltd.	580	11,774
Maruichi Steel Tube Ltd.	200	6,409
Matsumotokiyoshi Holdings Co. Ltd.	240	7,398
Mazda Motor Corp.	1,600	17,599
Mebuki Financial Group, Inc.	2,200	6,162
Medipal Holdings Corp.	500	11,554
MEIJI Holdings Co. Ltd.	336	26,023
MINEBEA MITSUMI, Inc.	1,200	19,676
MISUMI Group, Inc.	780	17,833
Mitsubishi Chemical Holdings Corp.	3,700	31,640
Mitsubishi Corp.	3,430	100,318
Mitsubishi Electric Corp.	5,580	70,033
Mitsubishi Estate Co. Ltd.	3,370	59,647
Mitsubishi Gas Chemical Co., Inc.	520	8,197
Mitsubishi Heavy Industries Ltd.	850	32,803
Mitsubishi Logistics Corp.	190	4,863
Mitsubishi Materials Corp.	410	11,715
Mitsubishi Motors Corp.	1,800	11,150
Mitsubishi Tanabe Pharma Corp.	640	10,003
Mitsubishi UFJ Financial Group, Inc.	33,400	178,742
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,350	6,905
Mitsui & Co. Ltd.	4,800	78,269
Mitsui Chemicals, Inc.	540	13,528
Mitsui Fudosan Co. Ltd.	2,660	64,649
Mitsui OSK Lines Ltd.	370	9,227
Miura Co. Ltd.	130	3,226

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Mizuho Financial Group, Inc.	69,200	$ 114,008
MonotaRO Co. Ltd.	360	7,675
MS&AD Insurance Group Holdings, Inc.	1,400	41,549
Murata Manufacturing Co. Ltd.	540	76,715
Nabtesco Corp.	330	8,703
Nagoya Railroad Co. Ltd.	560	14,811
Nankai Electric Railway Co. Ltd.	360	9,637
NEC Corp.	670	22,500
Nexon Co. Ltd.*	1,140	17,396
NGK Insulators Ltd.	730	11,221
NGK Spark Plug Co. Ltd.	550	11,817
NH Foods Ltd.	300	11,879
NHK Spring Co. Ltd.	480	4,451
Nichirei Corp.	300	8,128
Nidec Corp.	620	74,277
Nifco, Inc.	250	6,073
Nihon Kohden Corp.	200	6,295
Nihon M&A Center, Inc.	300	7,506
Nikon Corp.	950	16,285
Nintendo Co. Ltd.	256	79,402
Nippon Electric Glass Co. Ltd.	190	5,285
Nippon Express Co. Ltd.	200	12,657
Nippon Paint Holdings Co. Ltd.	500	16,652
Nippon Paper Industries Co. Ltd.	200	3,912
Nippon Shinyaku Co. Ltd.	160	10,147
Nippon Shokubai Co. Ltd.	40	2,648
Nippon Steel & Sumitomo Metal Corp.	2,230	41,258
Nippon Telegraph & Telephone Corp.	1,770	75,905
Nippon Yusen KK	450	7,508
Nissan Chemical Corp.	430	22,843
Nissan Motor Co. Ltd.	5,400	45,956
Nisshin Seifun Group, Inc.	760	15,346
Nissin Foods Holdings Co. Ltd.	200	12,729
Nitori Holdings Co. Ltd.	212	27,576
Nitto Denko Corp.	400	22,627
NOF Corp.	200	6,587
NOK Corp.	300	4,827
Nomura Holdings, Inc.	9,400	37,684
Nomura Real Estate Holdings, Inc.	330	6,409
Nomura Research Institute Ltd.	320	13,073
NSK Ltd.	1,400	13,604
NTN Corp.	1,100	3,603
NTT Data Corp.	1,800	21,446
NTT DOCOMO, Inc.	3,580	85,845

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Obayashi Corp.	2,000	$ 18,998
Obic Co. Ltd.	200	18,912
Odakyu Electric Railway Co. Ltd.	840	18,860
Oji Holdings Corp.	2,500	14,450
Olympus Corp.	820	33,654
Omron Corp.	570	23,319
Ono Pharmaceutical Co. Ltd.	1,230	26,770
Oracle Corp.	100	7,277
Orient Corp.	1,400	1,645
Oriental Land Co. Ltd.	490	50,173
ORIX Corp.	3,600	54,220
Osaka Gas Co. Ltd.	1,140	22,546
Otsuka Corp.	290	9,344
Otsuka Holdings Co. Ltd.	1,210	49,667
Pan Pacific International Holdings Corp.	300	17,470
Panasonic Corp.	6,100	59,551
Park24 Co. Ltd.	260	6,193
PeptiDream, Inc.*	270	11,536
Persol Holdings Co. Ltd.	550	9,781
Pigeon Corp.	260	10,203
Pola Orbis Holdings, Inc.	210	6,258
Rakuten, Inc.*	2,150	16,194
Recruit Holdings Co. Ltd.	3,390	90,798
Relo Group, Inc.	300	7,888
Renesas Electronics Corp.*	2,080	11,938
Resona Holdings, Inc.	6,300	31,457
Ricoh Co. Ltd.	1,900	20,240
Rinnai Corp.	60	3,970
Rohm Co. Ltd.	260	18,265
Rohto Pharmaceutical Co. Ltd.	200	5,398
Ryohin Keikaku Co. Ltd.	32	7,580
Sankyo Co. Ltd.	160	6,199
Santen Pharmaceutical Co. Ltd.	1,000	13,813
Sanwa Holdings Corp.	500	5,751
Sawai Pharmaceutical Co. Ltd.	100	5,158
SBI Holdings, Inc.	600	12,783
SCSK Corp.	150	6,064
Secom Co. Ltd.	560	46,830
Sega Sammy Holdings, Inc.	570	8,016
Seibu Holdings, Inc.	600	10,406
Seiko Epson Corp.	800	12,693
Seino Holdings Co. Ltd.	400	5,523
Sekisui Chemical Co. Ltd.	1,000	15,540
Sekisui House Ltd.	1,680	25,089

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Seven & i Holdings Co. Ltd.	2,170	$ 94,627
Seven Bank Ltd.	2,100	6,245
SG Holdings Co. Ltd.	600	16,068
Sharp Corp.	440	4,679
Shikoku Electric Power Co., Inc.	500	6,296
Shimadzu Corp.	780	17,928
Shimamura Co. Ltd.	20	1,732
Shimano, Inc.	220	30,794
Shimizu Corp.	1,600	13,600
Shin-Etsu Chemical Co. Ltd.	1,100	92,853
Shinsei Bank Ltd.	480	6,479
Shionogi & Co. Ltd.	790	48,687
Shiseido Co. Ltd.	1,040	61,923
Shizuoka Bank Ltd. (The)	1,260	10,551
Showa Denko KK	400	13,411
Showa Shell Sekiyu KK	580	8,642
Skylark Holdings Co. Ltd.	500	8,312
SMC Corp.	130	42,836
Softbank Corp.*	4,000	49,318
SoftBank Group Corp.	2,290	180,177
Sohgo Security Services Co. Ltd.	220	9,587
Sojitz Corp.	3,700	14,223
Sompo Holdings, Inc.	960	36,027
Sony Corp.	3,380	170,378
Sony Financial Holdings, Inc.	480	9,065
Sotetsu Holdings, Inc.	260	7,773
Square Enix Holdings Co. Ltd.	210	6,955
Stanley Electric Co. Ltd.	470	13,619
Subaru Corp.	1,770	41,526
Sugi Holdings Co. Ltd.	100	4,149
SUMCO Corp.	680	9,439
Sumitomo Chemical Co. Ltd.	4,300	22,440
Sumitomo Corp.	3,180	49,116
Sumitomo Dainippon Pharma Co. Ltd.	500	11,727
Sumitomo Electric Industries Ltd.	2,170	30,842
Sumitomo Heavy Industries Ltd.	310	10,473
Sumitomo Metal Mining Co. Ltd.	690	19,888
Sumitomo Mitsui Financial Group, Inc.	3,600	133,631
Sumitomo Mitsui Trust Holdings, Inc.	980	37,116
Sumitomo Realty & Development Co. Ltd.	1,100	41,961
Sumitomo Rubber Industries Ltd.	500	6,922
Sundrug Co. Ltd.	180	5,743
Suntory Beverage & Food Ltd.	370	16,355
Suruga Bank Ltd.	600	2,564

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Suzuken Co. Ltd.	230	$ 12,084
Suzuki Motor Corp.	1,150	59,960
Sysmex Corp.	550	30,683
T&D Holdings, Inc.	1,600	19,703
Taiheiyo Cement Corp.	330	11,290
Taisei Corp.	600	28,200
Taisho Pharmaceutical Holdings Co. Ltd.	140	14,185
Taiyo Nippon Sanso Corp.	390	6,173
Takara Holdings, Inc.	500	5,718
Takashimaya Co. Ltd.	200	2,712
Takeda Pharmaceutical Co. Ltd.	4,103	165,737
TDK Corp.	300	23,703
Teijin Ltd.	540	9,322
Terumo Corp.	880	50,222
THK Co. Ltd.	370	8,781
TIS, Inc.	200	8,969
Tobu Railway Co. Ltd.	630	17,760
Toho Co. Ltd.	320	11,664
Toho Gas Co. Ltd.	270	11,586
Tohoku Electric Power Co., Inc.	1,380	18,619
Tokai Carbon Co. Ltd.	400	5,469
Tokio Marine Holdings, Inc.	1,920	93,652
Tokyo Broadcasting System Holdings, Inc.	100	1,734
Tokyo Century Corp.	160	7,477
Tokyo Electric Power Co. Holdings, Inc.*	4,500	27,656
Tokyo Electron Ltd.	440	63,407
Tokyo Gas Co. Ltd.	1,240	32,609
Tokyo Tatemono Co. Ltd.	570	6,921
Tokyu Corp.	1,400	23,932
Tokyu Fudosan Holdings Corp.	1,700	9,262
Toppan Printing Co. Ltd.	750	12,284
Toray Industries, Inc.	4,290	31,795
Toshiba Corp.	1,660	52,446
Tosoh Corp.	850	12,040
TOTO Ltd.	450	17,414
Toyo Seikan Group Holdings Ltd.	470	10,570
Toyo Suisan Kaisha Ltd.	270	9,683
Toyoda Gosei Co. Ltd.	210	4,584
Toyota Boshoku Corp.	180	2,920
Toyota Industries Corp.	490	24,150
Toyota Motor Corp.	6,680	410,447
Toyota Tsusho Corp.	660	20,992
Trend Micro, Inc.*	340	18,049
Tsumura & Co.	100	2,914

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Tsuruha Holdings, Inc.	70	$ 6,455
Ube Industries Ltd.	300	6,775
Unicharm Corp.	1,140	35,544
USS Co. Ltd.	600	10,494
Welcia Holdings Co. Ltd.	160	6,051
West Japan Railway Co.	520	37,876
Yahoo Japan Corp.	6,500	17,505
Yakult Honsha Co. Ltd.	360	24,008
Yamada Denki Co. Ltd.	2,200	10,823
Yamaguchi Financial Group, Inc.	100	1,014
Yamaha Corp.	500	21,901
Yamaha Motor Co. Ltd.	800	17,089
Yamato Holdings Co. Ltd.	1,030	27,412
Yamazaki Baking Co. Ltd.	400	7,838
Yaskawa Electric Corp.	760	21,367
Yokogawa Electric Corp.	700	13,019
Yokohama Rubber Co. Ltd. (The)	370	7,829
ZOZO, Inc.	490	9,888
		9,581,989
Jordan 0.0%
Hikma Pharmaceuticals PLC	371	7,852
Luxembourg 0.2%
ArcelorMittal	1,730	40,292
Eurofins Scientific SE	32	12,919
L’Occitane International SA	1,250	2,240
RTL Group SA	111	6,069
SES SA	978	19,963
Tenaris SA	1,271	16,017
		97,500
Macau 0.2%
Galaxy Entertainment Group Ltd.	5,700	39,522
MGM China Holdings Ltd.	1,900	3,683
Sands China Ltd.	6,800	32,636
SJM Holdings Ltd.	4,600	4,854
Wynn Macau Ltd.	4,400	10,761
		91,456
Mexico 0.0%
Fresnillo PLC	493	6,509

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Netherlands 3.9%
Aalberts Industries NV	250	$ 8,772
ABN AMRO Group NV, CVA, 144A	1,169	29,138
Adyen NV, 144A*	16	11,898
Aegon NV	4,937	25,414
Akzo Nobel NV	627	54,185
Altice Europe NV*	1,526	3,135
Altice Europe NV (Class B Stock)*	514	1,059
ASML Holding NV	1,085	190,343
ASR Nederland NV	394	16,647
Boskalis Westminster	207	5,467
EXOR NV	293	18,788
Gemalto NV*	229	13,278
GrandVision NV, 144A	107	2,387
Heineken Holding NV	292	25,395
Heineken NV	658	59,060
ING Groep NV	10,918	129,179
Koninklijke Ahold Delhaize NV	2,869	75,587
Koninklijke DSM NV	486	45,490
Koninklijke KPN NV	9,216	28,385
Koninklijke Philips NV	2,599	102,852
Koninklijke Vopak NV	174	8,853
NN Group NV	940	39,813
OCI NV*	241	5,112
Randstad NV	310	14,943
Royal Dutch Shell PLC (Class A Stock)	11,899	368,431
Royal Dutch Shell PLC (Class B Stock)	9,916	308,089
Signify NV, 144A	320	7,950
Wolters Kluwer NV	776	48,369
		1,648,019
New Zealand 0.3%
a2 Milk Co. Ltd.*	1,914	16,746
Auckland International Airport Ltd.	2,599	13,184
Contact Energy Ltd.	1,902	7,949
Fisher & Paykel Healthcare Corp. Ltd.	1,634	14,162
Fletcher Building Ltd.*	2,568	8,859
Mercury NZ Ltd.	1,591	3,881
Meridian Energy Ltd.	3,215	7,819
Ryman Healthcare Ltd.	1,069	7,747
Spark New Zealand Ltd.	5,082	14,269
Xero Ltd.*	242	7,676
		102,292

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Norway 0.6%
Aker BP ASA	285	$ 9,494
DNB ASA	2,951	52,431
Equinor ASA	2,738	62,523
Gjensidige Forsikring ASA	432	7,447
Mowi ASA	1,113	24,516
Norsk Hydro ASA	3,630	16,771
Orkla ASA	2,159	17,411
Schibsted ASA (Class A Stock)	214	7,503
Schibsted ASA (Class B Stock)	268	8,499
Telenor ASA	1,895	35,763
Yara International ASA	513	21,215
		263,573
Poland 0.3%
Bank Polska Kasa Opieki SA	414	12,309
CD Projekt SA*	166	8,498
Grupa Lotos SA	123	3,079
KGHM Polska Miedz SA*	360	9,131
PGE Polska Grupa Energetyczna SA*	1,951	6,240
Polski Koncern Naftowy ORLEN SA	816	23,017
Polskie Gornictwo Naftowe i Gazownictwo SA	4,575	9,386
Powszechna Kasa Oszczednosci Bank Polski SA	1,762	18,715
Powszechny Zaklad Ubezpieczen SA	1,000	12,003
Santander Bank Polska SA	49	4,918
		107,296
Portugal 0.1%
EDP - Energias de Portugal SA	6,603	24,102
Galp Energia SGPS SA	1,424	22,234
Jeronimo Martins SGPS SA	665	9,420
		55,756
Russia 0.0%
Evraz PLC	1,318	8,620
Polymetal International PLC	738	8,412
		17,032
Singapore 1.2%
Ascendas Real Estate Investment Trust, REIT	6,600	13,448
BOC Aviation Ltd., 144A	500	4,241
CapitaLand Commercial Trust, REIT	6,597	9,221

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Singapore (cont’d.)
CapitaLand Ltd.	7,100	$ 17,586
CapitaLand Mall Trust, REIT	6,300	11,238
City Developments Ltd.	1,400	9,575
ComfortDelGro Corp. Ltd.	5,500	9,530
DBS Group Holdings Ltd.	5,032	89,676
Frasers Property Ltd.	900	1,211
Genting Singapore Ltd.	16,600	13,612
Jardine Cycle & Carriage Ltd.	240	6,741
Keppel Corp. Ltd.	4,000	18,174
Oversea-Chinese Banking Corp. Ltd.	9,114	78,151
SATS Ltd.	1,600	5,764
Sembcorp Industries Ltd.	2,500	4,820
Sembcorp Marine Ltd.	1,800	2,144
SIA Engineering Co. Ltd.	600	1,107
Singapore Airlines Ltd.	1,500	10,775
Singapore Exchange Ltd.	2,300	13,077
Singapore Post Ltd.	4,200	3,076
Singapore Press Holdings Ltd.	4,300	8,031
Singapore Technologies Engineering Ltd.	4,500	12,452
Singapore Telecommunications Ltd.	20,800	46,766
StarHub Ltd.	1,200	1,591
Suntec Real Estate Investment Trust, REIT	5,500	7,898
United Overseas Bank Ltd.	3,557	66,725
UOL Group Ltd.	1,300	6,431
Venture Corp. Ltd.	400	4,845
Wilmar International Ltd.	5,700	14,121
		492,027
South Africa 0.2%
Anglo American PLC	2,756	70,432
Investec PLC	1,927	12,393
		82,825
South Korea 3.6%
Amorepacific Corp.*	70	11,462
Celltrion Healthcare Co. Ltd.*	136	9,119
Celltrion, Inc.*	209	41,354
CJ CheilJedang Corp.*	21	6,456
CJ ENM Co. Ltd.*	12	2,289
Coway Co. Ltd.	147	11,000
Daelim Industrial Co. Ltd.*	52	4,991
DB Insurance Co. Ltd.	124	7,741
E-MART, Inc.	53	9,145

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
GS Engineering & Construction Corp.	152	$ 6,452
GS Holdings Corp.	136	6,637
Hana Financial Group, Inc.	677	24,288
Hankook Tire Co. Ltd.*	197	7,393
Hanmi Pharm Co. Ltd.*	10	3,913
Hotel Shilla Co. Ltd.	82	5,664
Hyundai Engineering & Construction Co. Ltd.*	191	10,777
Hyundai Glovis Co. Ltd.*	49	6,246
Hyundai Heavy Industries Co. Ltd.*	111	13,839
Hyundai Heavy Industries Holdings Co. Ltd.*	27	8,703
Hyundai Marine & Fire Insurance Co. Ltd.*	61	2,042
Hyundai Mobis Co. Ltd.*	174	35,161
Hyundai Motor Co.	374	43,502
Hyundai Steel Co.	197	9,078
Industrial Bank of Korea	695	8,903
Kakao Corp.*	70	6,247
Kangwon Land, Inc.*	281	8,583
KB Financial Group, Inc.	1,012	43,620
Kia Motors Corp.	675	21,997
Korea Electric Power Corp.*	669	20,707
Korea Investment Holdings Co. Ltd.*	101	5,828
Korea Zinc Co. Ltd.*	10	3,949
KT&G Corp.*	190	16,871
LG Chem Ltd.	120	39,712
LG Corp.*	236	16,485
LG Display Co. Ltd.*	586	9,996
LG Electronics, Inc.	284	17,058
LG Household & Health Care Ltd.	23	26,089
LG Uplus Corp.	510	6,925
Lotte Chemical Corp.*	39	10,528
Lotte Corp.*	157	7,372
Mirae Asset Daewoo Co. Ltd.*	1,010	6,908
NAVER Corp.	354	43,297
NCSoft Corp.*	45	18,932
Orion Corp.*	58	5,926
POSCO	180	44,222
Samsung Biologics Co. Ltd., 144A*	15	5,410
Samsung C&T Corp.	220	23,780
Samsung Electro-Mechanics Co. Ltd.	70	6,850
Samsung Electronics Co. Ltd.	12,433	517,289
Samsung Engineering Co. Ltd.*	419	6,318
Samsung Fire & Marine Insurance Co. Ltd.	86	21,070
Samsung Heavy Industries Co. Ltd.*	1,155	9,453
Samsung Life Insurance Co. Ltd.	80	6,345

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
Samsung SDI Co. Ltd.	120	$ 24,204
Samsung SDS Co. Ltd.	84	16,914
Shinhan Financial Group Co. Ltd.	1,071	41,474
SillaJen, Inc.*	138	9,406
SK Holdings Co. Ltd.	77	18,228
SK Hynix, Inc.	1,340	89,373
SK Innovation Co. Ltd.	123	20,826
SK Telecom Co. Ltd.	60	13,872
S-Oil Corp.	108	10,148
Woori Bank	930	12,524
		1,530,891
Spain 2.7%
Acciona SA	54	5,138
Acerinox SA	484	5,273
ACS Actividades de Construccion y Servicios SA	680	28,131
Aena SME SA, 144A	175	30,258
Amadeus IT Group SA	1,157	84,176
Banco Bilbao Vizcaya Argentaria SA	18,491	109,989
Banco de Sabadell SA	15,414	17,669
Banco Santander SA	42,533	202,080
Bankia SA	3,609	10,515
Bankinter SA	1,967	15,340
CaixaBank SA	9,934	37,594
Cellnex Telecom SA, 144A*	451	12,712
Corp. Financiera Alba SA	52	2,581
EDP Renovaveis SA	352	3,151
Enagas SA	619	18,036
Endesa SA	927	23,172
Ferrovial SA	1,366	30,974
Fomento de Construcciones y Contratas SA*	171	2,527
Grifols SA	950	24,798
Grupo Catalana Occidente SA	135	5,350
Iberdrola SA	16,220	133,842
Industria de Diseno Textil SA	2,978	83,199
Inmobiliaria Colonial Socimi SA, REIT	405	4,144
Mapfre SA	2,571	7,158
Mediaset Espana Comunicacion SA	592	4,174
Merlin Properties Socimi SA, REIT	930	12,488
Naturgy Energy Group SA	863	24,104
Red Electrica Corp. SA	1,193	27,455
Repsol SA	3,377	59,301
Siemens Gamesa Renewable Energy SA*	604	8,587

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Spain (cont’d.)
Telefonica SA	12,724	$ 109,377
Zardoya Otis SA	409	3,240
		1,146,533
Sweden 2.4%
Alfa Laval AB	875	19,869
Assa Abloy AB (Class B Stock)	2,571	47,938
Atlas Copco AB (Class A Stock)	1,743	45,446
Atlas Copco AB (Class B Stock)	1,051	25,146
Axis Communications AB^	40	1,598
Boliden AB*	778	19,457
Electrolux AB (Class B Stock)	693	16,400
Elekta AB (Class B Stock)	1,045	13,989
Epiroc AB (Class A Stock)*	1,716	16,476
Epiroc AB (Class B Stock)*	982	8,804
Essity AB (Class B Stock)	1,683	46,616
Fastighets AB Balder (Class B Stock)*	279	8,799
Hennes & Mauritz AB (Class B Stock)	2,428	37,740
Hexagon AB (Class B Stock)	711	34,823
Husqvarna AB (Class B Stock)	1,150	8,794
ICA Gruppen AB	235	8,257
Industrivarden AB (Class A Stock)	300	6,336
Industrivarden AB (Class C Stock)	441	9,083
Investment AB Latour (Class B Stock)	312	3,878
Investor AB (Class A Stock)	349	15,360
Investor AB (Class B Stock)	1,211	53,319
Kinnevik AB (Class B Stock)	629	15,364
L E Lundbergforetagen AB (Class B Stock)	192	5,931
Lundin Petroleum AB	495	15,841
Nibe Industrier AB (Class B Stock)	870	9,883
Saab AB (Class B Stock)	260	8,989
Sandvik AB	3,035	48,483
Securitas AB (Class B Stock)	895	14,378
Skandinaviska Enskilda Banken AB (Class A Stock)	4,026	42,283
Skanska AB (Class B Stock)	1,001	17,503
SKF AB (Class B Stock)	1,043	17,547
Svenska Cellulosa AB SCA (Class B Stock)	1,675	14,728
Svenska Handelsbanken AB (Class A Stock)	4,109	44,699
Svenska Handelsbanken AB (Class B Stock)	44	510
Swedbank AB (Class A Stock)	2,788	63,347
Swedish Match AB	471	21,107
Swedish Orphan Biovitrum AB*	445	10,508
Tele2 AB (Class B Stock)	1,464	18,328
Telefonaktiebolaget LM Ericsson (Class A Stock)	104	939

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Sweden (cont’d.)
Telefonaktiebolaget LM Ericsson (Class B Stock)	8,261	$ 73,717
Telia Co. AB	7,722	33,660
Trelleborg AB (Class B Stock)	684	11,516
Volvo AB (Class B Stock)	4,142	59,656
		997,045
Switzerland 7.9%
ABB Ltd.	4,765	91,424
Adecco Group AG	438	21,934
Baloise Holding AG	133	20,618
Banque Cantonale Vaudoise	8	6,345
Barry Callebaut AG	6	10,210
Chocoladefabriken Lindt & Spruengli AG	3	19,060
Cie Financiere Richemont SA	1,362	93,807
Clariant AG*	589	11,683
Coca-Cola HBC AG*	551	18,491
Credit Suisse Group AG*	7,122	86,180
DKSH Holding AG	87	6,522
Dufry AG*	92	9,191
EMS-Chemie Holding AG	21	10,501
Flughafen Zurich AG	59	10,443
Geberit AG	101	39,523
Georg Fischer AG	11	9,765
Givaudan SA	26	62,817
Glencore PLC*	30,093	122,502
Helvetia Holding AG	19	11,245
Julius Baer Group Ltd.*	638	25,592
Kuehne + Nagel International AG	141	19,101
LafargeHolcim Ltd.*	1,343	63,315
Logitech International SA	230	8,413
Lonza Group AG*	211	55,844
Nestle SA	7,966	692,106
Novartis AG	5,757	503,054
OC Oerlikon Corp. AG*	513	6,640
Pargesa Holding SA	80	6,317
Partners Group Holding AG	46	31,565
PSP Swiss Property AG	116	11,938
Roche Holding AG	1,839	489,256
Roche Holding AG (XBRN)	79	20,750
Schindler Holding AG	54	11,414
Schindler Holding AG, (Part. Cert.)	112	23,863
SGS SA	15	36,164
Sika AG	392	51,672
Sonova Holding AG	147	27,592

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Switzerland (cont’d.)
STMicroelectronics NV	1,500	$ 23,742
Straumann Holding AG	30	21,828
Sulzer AG	31	2,853
Swatch Group AG (The)	85	24,430
Swatch Group AG (The)	135	7,530
Swiss Life Holding AG*	97	40,122
Swiss Prime Site AG*	214	18,133
Swiss Re AG	852	81,663
Swisscom AG	72	34,614
Temenos AG*	163	22,084
UBS Group AG*	9,874	127,909
Vifor Pharma AG	126	15,980
Zurich Insurance Group AG*	421	132,329
		3,300,074
Taiwan 0.0%
FIT Hon Teng Ltd., 144A	2,000	912
United Arab Emirates 0.0%
NMC Health PLC	208	7,039
United Kingdom 12.9%
3i Group PLC	2,670	29,797
Admiral Group PLC	589	16,023
Ashmore Group PLC	999	5,302
Ashtead Group PLC	1,370	34,664
Associated British Foods PLC	957	30,005
AstraZeneca PLC	3,353	243,914
Auto Trader Group PLC, 144A	2,686	16,121
AVEVA Group PLC	170	6,069
Aviva PLC	10,940	59,458
B&M European Value Retail SA	2,246	9,566
Babcock International Group PLC	745	5,195
BAE Systems PLC	8,846	59,519
Barclays PLC	47,817	99,324
Barratt Developments PLC	2,740	19,398
Bellway PLC	361	13,460
Berkeley Group Holdings PLC	340	16,745
BP PLC	51,675	352,239
British American Tobacco PLC	6,038	212,744
British Land Co. PLC (The), REIT	2,706	20,371
BT Group PLC	23,214	70,871
Bunzl PLC	925	29,182

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
Burberry Group PLC	1,148	$ 27,079
Capita PLC*	4,906	7,494
Capital & Counties Properties PLC	1,926	6,313
Centrica PLC	14,558	26,096
Cineworld Group PLC	2,274	7,815
CNH Industrial NV	2,797	27,531
Cobham PLC*	6,222	8,793
Compass Group PLC	4,230	90,510
ConvaTec Group PLC, 144A	3,762	7,058
Croda International PLC	355	22,497
CYBG PLC	3,261	7,507
DCC PLC	273	22,341
Derwent London PLC, REIT	294	12,510
Diageo PLC	6,389	243,605
Direct Line Insurance Group PLC	3,801	16,846
Dixons Carphone PLC	3,072	5,566
DS Smith PLC	3,591	15,905
easyJet PLC	569	9,444
Experian PLC	2,556	64,206
Fiat Chrysler Automobiles NV*	3,112	53,256
G4S PLC	4,027	10,337
GlaxoSmithKline PLC	13,023	252,942
GVC Holdings PLC	1,526	13,465
Halma PLC	1,047	19,255
Hammerson PLC, REIT	2,338	11,410
Hargreaves Lansdown PLC	732	15,710
Hiscox Ltd.	763	14,206
Howden Joinery Group PLC	1,779	11,802
HSBC Holdings PLC	53,880	451,975
IMI PLC	692	8,694
Imperial Brands PLC	2,642	87,662
Inchcape PLC	1,239	9,330
Informa PLC	3,588	31,849
Inmarsat PLC	1,193	5,802
InterContinental Hotels Group PLC	498	28,351
International Consolidated Airlines Group SA	2,812	23,797
Intertek Group PLC	446	28,781
Intu Properties PLC, REIT	2,622	3,984
ITV PLC	10,487	17,787
J Sainsbury PLC	4,407	16,509
JD Sports Fashion PLC	976	5,943
John Wood Group PLC	1,881	13,366
Johnson Matthey PLC	534	21,334
Just Eat PLC*	1,662	15,211

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
Kingfisher PLC	5,849	$ 17,080
Land Securities Group PLC, REIT	1,992	22,627
Legal & General Group PLC	16,402	55,933
Lloyds Banking Group PLC	191,292	145,842
London Stock Exchange Group PLC	874	52,591
Marks & Spencer Group PLC	4,628	17,511
Meggitt PLC	2,249	15,260
Melrose Industries PLC	10,774	23,882
Merlin Entertainments PLC, 144A	2,114	9,378
Micro Focus International PLC	1,168	22,270
Mondi PLC	1,019	24,634
National Grid PLC	9,527	103,512
Next PLC	382	24,293
Ocado Group PLC*	1,302	16,949
Pearson PLC	2,132	25,370
Pennon Group PLC	1,091	10,918
Persimmon PLC	887	27,696
Phoenix Group Holdings PLC	1,818	15,161
Prudential PLC	6,929	135,348
Quilter PLC, 144A	5,008	8,061
Reckitt Benckiser Group PLC	1,650	126,956
RELX PLC	5,112	113,334
Rentokil Initial PLC	5,192	22,983
Rightmove PLC	2,596	16,105
Rolls-Royce Holdings PLC*	4,590	53,332
Royal Bank of Scotland Group PLC	12,890	40,728
Royal Mail PLC	2,572	9,052
RPC Group PLC	1,131	11,813
RSA Insurance Group PLC	2,877	19,386
Sage Group PLC (The)	3,036	24,962
Schroders PLC	312	10,701
Segro PLC, REIT	2,808	23,866
Severn Trent PLC	668	17,515
Smith & Nephew PLC	2,425	45,650
Smiths Group PLC	1,105	20,962
Spirax-Sarco Engineering PLC	209	17,578
SSE PLC	2,847	43,715
St. James’s Place PLC	1,419	17,496
Standard Chartered PLC	7,495	60,390
Standard Life Aberdeen PLC*	7,122	23,530
Subsea 7 SA	749	8,527
Tate & Lyle PLC	1,380	12,461
Taylor Wimpey PLC	8,848	19,177
TechnipFMC PLC	1,285	29,545

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
Tesco PLC	27,196	$ 79,668
Travis Perkins PLC	656	10,513
Unilever NV, CVA	4,003	214,067
Unilever PLC	2,891	151,630
United Utilities Group PLC	1,939	21,225
Vodafone Group PLC	72,635	132,638
Weir Group PLC (The)	731	14,433
Whitbread PLC	529	33,961
William Hill PLC	2,233	5,161
WM Morrison Supermarkets PLC	5,927	18,212
WPP PLC	3,473	39,695
		5,437,124
United States 0.3%
Carnival PLC	472	26,611
Ferguson PLC	650	43,494
QIAGEN NV*	580	21,398
Samsonite International SA, 144A*	3,900	11,583
		103,086
Total Common Stocks (cost $38,496,318)		39,115,520
Exchange Traded Fund 1.7%
United States
iShares MSCI EAFE ETF (cost $654,005)	11,100	695,748
Preferred Stocks 0.7%
Germany 0.5%
Bayerische Motoren Werke AG (PRFC)	155	11,456
FUCHS PETROLUB SE (PRFC)	200	9,380
Henkel AG & Co. KGaA (PRFC)	486	47,232
Porsche Automobil Holding SE (PRFC)	423	27,591
RWE AG (PRFC)	103	2,524
Sartorius AG (PRFC)	99	14,857
Volkswagen AG (PRFC)	514	87,583
		200,623

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
South Korea 0.2%
Hyundai Motor Co. (PRFC)	96	$ 7,262
LG Household & Health Care Ltd. (PRFC)	6	4,105
Samsung Electronics Co. Ltd. (PRFC)	2,087	70,391
		81,758
Spain 0.0%
Grifols SA (Class B Stock) (PRFC)	755	14,124
Total Preferred Stocks (cost $284,975)		296,505

	Units
Rights* 0.0%
Spain
ACS Actividades de Construccion y Servicios SA, expiring 02/05/2019 (cost $348)	680	373

Total Long-Term Investments (cost $39,435,646)		40,108,146

	Shares
Short-Term Investments 2.0%
Affiliated Mutual Funds 1.6%
PGIM Core Ultra Short Bond Fund(w)	666,300	666,300
PGIM Institutional Money Market Fund(w)	61	61
Total Affiliated Mutual Funds (cost $666,361)		666,361

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(n) 0.4%
U.S. Treasury Bills (cost $179,440)(k)	2.349%	03/21/19	180	$ 179,436

Total Short-Term Investments (cost $845,801)				845,797

TOTAL INVESTMENTS 97.4% (cost $40,281,447)				40,953,943
Other assets in excess of liabilities 2.6%				1,082,488

Net Assets 100.0%				$ 42,036,431

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,867 and 0.0% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Futures contracts outstanding at January 31, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	ASX SPI 200 Index	Mar. 2019	$105,473	$ 5,470
15	Euro STOXX 50 Index	Mar. 2019	541,165	19,058
3	FTSE 100 Index	Mar. 2019	271,599	8,165
7	Mini MSCI EAFE Index	Mar. 2019	639,835	43,230
1	Nikkei 225 Index	Mar. 2019	104,175	(2,450)
2	TOPIX Index	Mar. 2019	287,904	(3,434)
				$70,039
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
Morgan Stanley & Co. LLC	$4,559	$179,436

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$ —	$ 2,895,944	$ —
Austria	—	94,208	—
Belgium	—	383,061	—
Chile	—	12,029	—
China	—	121,288	—
Denmark	—	633,839	—
Finland	—	505,232	—
France	—	3,832,003	—
Germany	—	3,070,031	—
Hong Kong	—	1,301,748	269
Ireland	—	199,292	—
Israel	—	163,603	—
Italy	—	826,143	—
Japan	49,318	9,532,671	—
Jordan	—	7,852	—
Luxembourg	—	97,500	—
Macau	—	91,456	—
Mexico	—	6,509	—
Netherlands	—	1,648,019	—
New Zealand	—	102,292	—
Norway	—	263,573	—
Poland	—	107,296	—
Portugal	—	55,756	—
Russia	—	17,032	—
Singapore	—	492,027	—
South Africa	—	82,825	—
South Korea	—	1,530,891	—
Spain	—	1,146,533	—
Sweden	—	995,447	1,598
Switzerland	—	3,300,074	—
Taiwan	—	912	—
United Arab Emirates	—	7,039	—
United Kingdom	28,351	5,408,773	—
United States	—	103,086	—

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Exchange Traded Fund
United States	$ 695,748	$ —	$ —
Preferred Stocks
Germany	—	200,623	—
South Korea	—	81,758	—
Spain	—	14,124	—
Rights
Spain	373	—	—

Affiliated Mutual Funds	666,361	—	—
U.S. Treasury Obligation	—	179,436	—
Other Financial Instruments*
Futures Contracts	70,039	—	—
Total	$1,510,190	$39,511,925	$1,867

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
Industry Classification:
The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2019 were as follows:
Banks	9.8%
Pharmaceuticals	7.0
Insurance	5.0
Oil, Gas & Consumable Fuels	5.0
Automobiles	3.4
Chemicals	3.3
Food Products	3.1
Metals & Mining	2.9
Machinery	2.2
Electric Utilities	2.2
Capital Markets	2.1
Real Estate Management & Development	2.1
Diversified Telecommunication Services	2.0
Beverages	1.9
Textiles, Apparel & Luxury Goods	1.9
Technology Hardware, Storage & Peripherals	1.9
Personal Products	1.9
Exchange Traded Fund	1.7
Industrial Conglomerates	1.6
Electronic Equipment, Instruments & Components	1.6
Equity Real Estate Investment Trusts (REITs)	1.6
Affiliated Mutual Funds	1.6
Road & Rail	1.5
Wireless Telecommunication Services	1.4%
Health Care Equipment & Supplies	1.4
Hotels, Restaurants & Leisure	1.4
Trading Companies & Distributors	1.4
Household Durables	1.4
Food & Staples Retailing	1.3
Semiconductors & Semiconductor Equipment	1.3
Electrical Equipment	1.2
Professional Services	1.2
Auto Components	1.2
Software	1.2
Multi-Utilities	1.2
Aerospace & Defense	1.1
Tobacco	1.1
Construction & Engineering	1.1
IT Services	0.9
Household Products	0.8
Building Products	0.8
Biotechnology	0.7
Entertainment	0.7
Media	0.6
Specialty Retail	0.5
Commercial Services & Supplies	0.5

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Industry Classification (continued):
Construction Materials	0.5%
Gas Utilities	0.5
U.S. Treasury Obligation	0.4
Diversified Financial Services	0.4
Transportation Infrastructure	0.4
Health Care Providers & Services	0.4
Multiline Retail	0.4
Communications Equipment	0.4
Air Freight & Logistics	0.4
Paper & Forest Products	0.3
Leisure Products	0.3
Interactive Media & Services	0.2
Airlines	0.2
Life Sciences Tools & Services	0.2
Containers & Packaging	0.1
Energy Equipment & Services	0.1
Internet & Direct Marketing Retail	0.1
Marine	0.1%
Water Utilities	0.1
Independent Power & Renewable Electricity Producers	0.1
Health Care Technology	0.1
Consumer Finance	0.0*
Distributors	0.0*
Diversified Consumer Services	0.0*
97.4
Other assets in excess of liabilities	2.6
100.0%

*	Less than +/- 0.05%

Glossary
The following abbreviations are used in the quarterly schedule of portfolio holdings:
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be illiquid.
ADR—American Depositary Receipt
ASX—Australian Securities Exchange
CVA—Certificate Van Aandelen (Bearer)
EAFE—Europe, Australasia, Far East
ETF—Exchange Traded Fund
FTSE—Financial Times Stock Exchange
GDR—Global Depositary Receipt
MSCI—Morgan Stanley Capital International
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
RSP—Savings Shares
SPI—Swiss Performance Index
STOXX—Stock Index of the Eurozone
TOPIX—Tokyo Stock Price Index
UTS—Unit Trust Security
XBRN—Berne Stock Exchange

Notes to Schedules of Investments (unaudited)
Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. PIP2’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with Financial Accounting Standards Board Accounting Standard Codification Topic 820 - Fair Value Measurements and Disclosures.
Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.
Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
Each Fund may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund and their securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Funds is available in each Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 2

By (Signature and Title)*	/s/ Andrew R. French
Andrew R. French
Secretary of the Fund

Date	March 14, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	March 14, 2019

By (Signature and Title)*	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date	March 14, 2019

* Print the name and title of each signing officer under his or her signature.